SHARE CAPITAL - Disclosure of detailed information about common share purchase warrants outstanding (Details) - $ / shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Warrant [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	20,101,246	25,909,296	28,792,928
Warrants, Exercise Price	$ 2.95	$ 3.18	$ 3.18
Warrants 1 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	2,956,250
Warrants, Exercise Price	$ 3
Remaining life	1 month 28 days
Expiry date	Apr. 29, 2024
Warrants 2 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	16,507,535
Warrants, Exercise Price	$ 3
Remaining life	2 months 12 days
Expiry date	May 11, 2024
Warrants 3 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	398,833
Warrants, Exercise Price	$ 1.379
Remaining life	1 month 28 days
Expiry date	Apr. 27, 2024
Warrants 4 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	233,605
Warrants, Exercise Price	$ 1.379
Remaining life	2 months 12 days
Expiry date	May 12, 2024
Warrant 5 [Member]
Disclosure of classes of share capital [line items]
Number of warrants outstanding	5,023
Warrants, Exercise Price	$ 1.379
Remaining life	2 months 12 days
Expiry date	May 13, 2024